SHARE BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2015
SHARE BASED COMPENSATION [Abstract]
Summary of the option activity
	Number of Options	Weighted Average Exercise Prices	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value

Options
Outstanding on January 1, 2015	7,401,800	0.74	2.31	-
Granted	575,000	0.74	5.50	-
Exercised	(750,000)	0.74	0.01	N/A
Forfeited	(1,443,000)	0.74	N/A	-
Outstanding on June 30, 2015	5,783,800	0.74	3.27	-
Vested or expected to vest at June 30, 2015	5,760,578	0.62	2.46	-
Exercisable at June 30, 2015	3,865,186	0.74	0.97	-

Schedule of assumptions used to estimate the fair value of the options
	Average risk-free rate of return	Weighted average expected option life	Volatility rate	Dividend yield
Granted in 2015	1.65%	4.5 years	174.53%	0%

Summary of the RSUs activity
	Number of shares	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life
RSUs
Outstanding on January 1, 2015	750,000	2.72	2.29
Granted	-	-	-
Vested	100,000	2.72	N/A
Outstanding on June 30, 2015	650,000	2.72	2.15